Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2023
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued
Shares Security Description Value
Common Stock - 99.1%
Consumer Discretionary - 9.6%
3,850 AutoZone, Inc. (a) $ 9,599,436
28,230 Polaris, Inc. 3,413,854
37,300 The Home Depot, Inc. 11,586,872
24,600,162
Consumer Staples - 2.1%
10,325 Thermo Fisher Scientific, Inc. 5,387,069
Energy - 5.8%
37,160 Chevron Corp. 5,847,126
31,340 Devon Energy Corp. 1,514,976
44,150 Marathon Petroleum Corp. 5,147,890
12,045 Pioneer Natural Resources Co. 2,495,483
15,005,475
Financials - 15.1%
18,915 Aon PLC, Class A 6,529,458
41,650 Berkshire Hathaway, Inc.,
Class B (a) 14,202,650
21,760 Mastercard, Inc., Class A 8,558,208
40,725 Visa, Inc., Class A 9,671,373
38,961,689
Health Care - 10.2%
36,735 AbbVie, Inc. 4,949,306
21,630 Amgen, Inc. 4,802,293
8,625 Danaher Corp. 2,070,000
1,660 Eli Lilly & Co. 778,507
9,840 GE HealthCare Technologies, Inc. 799,402
53,300 Johnson & Johnson 8,822,216
33,365 Pfizer, Inc. 1,223,828
5,830 UnitedHealth Group, Inc. 2,802,131
26,247,683
Industrials - 8.9%
47,150 AMETEK, Inc. 7,632,642
13,070 L3Harris Technologies, Inc. 2,558,714
22,410 Norfolk Southern Corp. 5,081,691
84,285 Otis Worldwide Corp. 7,502,208
22,775,255
Shares Security Description Value
Information Technology - 47.4%
13,172 Accenture PLC, Class A $ 4,064,616
24,930 Adobe, Inc. (a) 12,190,521
138,817 Alphabet, Inc., Class A (a) 16,616,395
78,490 Apple, Inc. 15,224,705
22,805 Broadcom, Inc. 19,781,741
48,200 CDW Corp. 8,844,700
208,126 HP, Inc. 6,391,549
18,000 Lam Research Corp. 11,571,480
24,945 Meta Platforms, Inc., Class A (a) 7,158,716
23,215 Microsoft Corp. 7,905,636
40,000 Taiwan Semiconductor
Manufacturing Co., Ltd., ADR 4,036,800
45,625 Texas Instruments, Inc. 8,213,413
122,000,272
Total Common Stock (Cost $174,054,197) 254,977,605
Investments, at value - 99.1% (Cost
$174,054,197) $ 254,977,605
Other Assets & Liabilities, Net - 0.9% 2,232,428
Net Assets - 100.0% $ 257,210,033
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2023
2
in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 254,977,605
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 254,977,605